UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

1.	Name and address of issuer: Kansas City Life Variable Life Separate Account 3520 Broadway Kansas City, Mo 64111
2.	Class of securities: Variable Life Insurance Contracts.
3.	Investment Company Act File Number: 811-9080. Securities Act File Number: 33-95354.
4.	Last day of fiscal year for which Notice is filed: Year ended December 31, 2013.
5.	Not Applicable.
6.	Not Applicable.
7.
Number of securities of same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24F-2, but which remained unsold at the beginning of such fiscal year: 0.

8.	Number of securities, if any, registered during fiscal year other than pursuant to Rule 24F-2: 0.
9.	Number of securities sold during such fiscal year: 125. Aggregate sale price of securities sold during such fiscal year: $20,342,921.
10.
Number of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24F-2: 125.
Aggregate sale price of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24F-2: $20,342,921.

11.	The number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans: Not Applicable.
12.	Calculation of Registration Fee

i).	Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24F-2

20,342,921

ii).	Aggregate price of shares issued in connection with dividend reinvestment plans

0

iii).	Aggregate price of shares redeemed or repurchased during the fiscal year

24,874,072

iv).	Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2

0

v).	Net aggregate price of securities sold and issued during the fiscal in reliance on Rule 24F-2 ((i) plus (ii) minus (iii) plus (iv))

<4,531,151>

vi).	Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable regulation state $80.90 per million.

x 0.00012880
vii).	Fee due ((v) multiplied by (vi))

<584>

13.	Are fees being remitted to the Commission’s lockbox depository as described in Section 3a of the Commission’s Rules of Informal and Other Procedures (17CFR 202.3a)? No fees are owed this year.

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: NA.

The required opinion of counsel is attached hereto.

By:	/s/ Tracy W. Knapp Tracy W. Knapp Senior Vice President, Finance and CFO Kansas City Life Variable Life Separate Account
Date:	February 24, 2014